Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 19,136,443	$ 17,286,374	$ 18,662,765
Investment in securities at fair value through profit or loss	10,841	1,018,322	186,284
Investment in securities at fair value through other comprehensive income	1,559,823	937,715	315,761
Derivative financial instruments	69,862	0	18,098
Accounts receivable, net	5,108,167	4,366,019	3,867,110
Due from related parties	291	686	13,674
Inventories	6,375,990	5,688,338	4,710,207
Current biological assets	2,769,612	2,012,668	2,043,237
Prepaid expenses and other current assets	2,757,123	1,221,255	1,227,196
Assets held for sale	57,436	54,630	52,916
Total currents assets	37,845,588	32,586,007	31,097,248
Non-current assets:
Property, plant and equipment, net	21,763,402	19,733,822	18,556,646
Right-of-use assets	680,210	678,845	822,732
Non-current biological assets	2,358,137	1,991,530	1,818,911
Deferred income tax	213,739	261,934	245,272
Goodwill	1,688,607	1,650,716	1,578,994
Intangible assets	704,374	753,224	772,640
Other non-current assets	734,704	818,922	810,048
Total non-currents assets	28,143,173	25,888,993	24,605,243
Total assets	65,988,761	58,475,000	55,702,491
Current liabilities:
Short-term debt	500,081	848,061	3,440,399
Current portion of long-term debt	1,493,830	209,499	0
Derivative financial instruments		194,181	0
Trade payable and other accounts payable	10,015,256	5,753,137	5,158,827
Lease liabilities	279,809	278,981	149,538
Income tax payable	360,898	815,082	82,665
Due to related parties	185,429	80,842	76,704
Total current liabilities	12,835,303	8,179,783	8,908,133
Long term liabilities:
Long-term debt, excluding current installments	0	1,460,405	1,488,208
Lease liabilities	371,671	440,730	653,512
Deferred income tax	3,841,475	3,874,980	3,904,493
Employee benefits	656,252	592,294	487,810
Total long term liabilities	4,869,398	6,368,409	6,534,023
Total liabilities	17,704,701	14,548,192	15,442,156
Equity:
Capital stock	1,174,432	1,174,432	1,174,432
Share premium	414,070	413,423	414,516
Reserve for repurchase of shares	1,199,423	1,266,469	1,308,367
Retained earnings	43,839,229	39,607,821	36,424,411
Effects of derivatives classified as hedging instruments	(49,751)	(267,352)	(19,771)
Foreign currency translation reserve	1,501,440	1,391,534	1,073,925
Actuarial remeasurements, net	(272,527)	(268,692)	(195,905)
Equity attributable to controlling interest	47,806,316	43,317,635	40,179,975
Non-controlling interest	477,744	609,173	80,360
Total equity	48,284,060	43,926,808	40,260,335
Commitments
Contingencies
Total liabilities and equity	$ 65,988,761	$ 58,475,000	$ 55,702,491